Basis of consolidation (Details 1)	12 Months Ended
Dec. 31, 2018
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Banco Bandepe S.A.
Controlled entities and investment funds
Name of subsidiary	Banco Bandepe S.A.	[1]
Activity	Bank	[1]
Participation % Consolidated	100.00%	[1]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)
Controlled entities and investment funds
Name of subsidiary	Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)
Activity	Leasing
Participation % Consolidated	99.99%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)
Controlled entities and investment funds
Name of subsidiary	Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)
Activity	Financial
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)
Controlled entities and investment funds
Name of subsidiary	Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)
Activity	Buying club
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual)
Controlled entities and investment funds
Name of subsidiary	Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual)	[2]
Activity	Credit recovery services	[2]
Participation % Consolidated	100.00%	[2]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)
Controlled entities and investment funds
Name of subsidiary	Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)
Activity	Broker
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (formerly named as Santander Participações S.A.)
Controlled entities and investment funds
Name of subsidiary	Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (formerly named as Santander Participações S.A.)	[3],[4],[5]
Activity	Other activities	[3],[4],[5]
Participation % Consolidated	100.00%	[3],[4],[5]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet S.A.)
Controlled entities and investment funds
Name of subsidiary	Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet)
Activity	Payment Institution
Participation % Consolidated	88.50%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Sancap Investimentos e Participações S.A. (Sancap)
Controlled entities and investment funds
Name of subsidiary	Sancap Investimentos e Participações S.A. (Sancap)
Activity	Holding
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)
Controlled entities and investment funds
Name of subsidiary	Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)
Activity	Financial
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.)
Controlled entities and investment funds
Name of subsidiary	Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.)	[6]
Activity	Holding	[6]
Participation % Consolidated	100.00%	[6]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil Tecnologia S.A. (formerly named Produban Serviços de Informática S.A.)
Controlled entities and investment funds
Name of subsidiary	Santander Brasil Tecnologia S.A. (formerly named Produban Serviços de Informática S.A.)	[7]
Activity	Technology	[7]
Participation % Consolidated	100.00%	[7]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Rojo Entretenimento S.A.
Controlled entities and investment funds
Name of subsidiary	Rojo Entretenimento S.A.	[8]
Activity	Other Activities	[8]
Participation % Consolidated	94.60%	[8]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | BEN Benefícios e Serviços S.A.
Controlled entities and investment funds
Name of subsidiary	BEN Benefícios e Serviços S.A.	[9]
Activity	Other Activities	[9]
Participation % Consolidated	100.00%	[9]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Esfera Fidelidade S.A.
Controlled entities and investment funds
Name of subsidiary	Esfera Fidelidade S.A.	[10]
Activity	Other Activities	[10]
Participation % Consolidated	100.00%	[10]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.)
Controlled entities and investment funds
Name of subsidiary	Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.)	[11],[12]
Activity	Credit Management and Recovery Management	[11],[12]
Participation % Consolidated	70.00%	[11],[12]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.)
Controlled entities and investment funds
Name of subsidiary	Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.)	[13]
Activity	Resource Manager	[13]
Participation % Consolidated	100.00%	[13]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Auttar HUT Processamento de Dados Ltda. (Auttar HUT)
Controlled entities and investment funds
Name of subsidiary	Auttar HUT Processamento de Dados Ltda. (Auttar HUT)
Activity	Other Activities
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia)
Controlled entities and investment funds
Name of subsidiary	Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia)
Activity	Other Activities
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)
Controlled entities and investment funds
Name of subsidiary	Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)
Activity	Other Activities
Participation % Consolidated	100.00%
Controlled by Sancap | Santander Capitalização S.A. (Santander Capitalização)
Controlled entities and investment funds
Name of subsidiary	Santander Capitalização S.A. (Santander Capitalização)
Activity	Savings and annuities
Participation % Consolidated	100.00%
Controlled by Sancap | Evidence Previdência S.A.
Controlled entities and investment funds
Name of subsidiary	Evidence Previdência S.A.
Activity	Social Securities
Participation % Consolidated	100.00%
Controlled by Aymoré CFI | Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos)
Controlled entities and investment funds
Name of subsidiary	Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos)	[14],[15]
Activity	Payment Institution	[14],[15]
Participation % Consolidated	100.00%	[14],[15]
Controlled by Aymoré CFI | Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)
Controlled entities and investment funds
Name of subsidiary	Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)	[16]
Activity	Bank	[16]
Participation % Consolidated	60.00%	[16]
Controlled by Aymoré CFI | Banco PSA Finance Brasil S.A.
Controlled entities and investment funds
Name of subsidiary	Banco PSA Finance Brasil S.A.
Activity	Bank
Participation % Consolidated	50.00%
Controlled by Olé Consignado | BPV Promotora de Vendas e Cobrança Ltda.
Controlled entities and investment funds
Name of subsidiary	BPV Promotora de Vendas e Cobrança Ltda.
Activity	Other Activities
Participation % Consolidated	100.00%
Controlled by Olé Consignado | Olé Tecnologia Ltda.
Controlled entities and investment funds
Name of subsidiary	Olé Tecnologia Ltda.
Activity	Other Activities
Participation % Consolidated	100.00%
Controlled by Santander Leasing | Si Distribuidora de Títulos e Valores Mobiliários S.A. (formerly named Santander Finance Arrendamento Mercantil)
Controlled entities and investment funds
Name of subsidiary	Si Distribuidora de Títulos e Valores Mobiliários S.A. (formerly named Santander Finance Arrendamento Mercantil)	[17],[18]
Activity	Leasing	[17],[18]
Participation % Consolidated	100.00%	[17],[18]
Consolidated Investment Funds | Santander FIC FI Contract I Referenciado DI
Controlled entities and investment funds
Name of subsidiary	Santander FIC FI Contract I Referenciado DI
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Unix Multimercado Crédito Privado
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Unix Multimercado Crédito Privado
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Financial Curto Prazo
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Financial Curto Prazo
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Capitalization Renda Fixa
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Capitalization Renda Fixa
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Paraty QIF PLC
Controlled entities and investment funds
Name of subsidiary	Santander Paraty QIF PLC	[20]
Activity	Investment Fund	[20]
Participation % Consolidated	100.00%	[19],[20]
Consolidated Investment Funds | Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)
Controlled entities and investment funds
Name of subsidiary	Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)	[20]
Activity	Investment Fund	[20]
Participation % Consolidated	100.00%	[19],[20]
Consolidated Investment Funds | Prime 16 – Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII)
Controlled entities and investment funds
Name of subsidiary	Prime 16 – Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII)	[21]
Activity	Real Estate Investment Fund	[21]
Participation % Consolidated	100.00%	[19],[21]
Consolidated Investment Funds | Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)
Controlled entities and investment funds
Name of subsidiary	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)	[22]
Activity	Investment Fund	[22]
Participation % Consolidated	100.00%	[19],[22]
Consolidated Investment Funds | Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V)
Controlled entities and investment funds
Name of subsidiary	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V)	[23]
Activity	Investment Fund	[23]
Participation % Consolidated	100.00%	[19],[23]
Consolidated Investment Funds | Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos
Controlled entities and investment funds
Name of subsidiary	Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos	[24]
Activity	Investment Fund	[24]
Participation % Consolidated	100.00%	[19],[24]

[1]	In the EGM (Extraordinary general meeting) held on December 7, 2018, Banco Bandepe S.A. had its capital stock increased in the amount of R$2,000,000, passing from R$2,787,689 to R$4,787,689, divided into 3,589,334 (three million, five hundred and eighty-nine thousand and three hundred and thirty-four) common nominative shares without par value. The shareholder Banco Santander subscribed all the new issued shares and paid-in the shares corresponding to 50% of the capital increase, being that the shares subscribed and pending of payment will be paid-in pursuant to the conditions and term provided in law.
[2]	On March 23, 2018, Atual Companhia Securitizadora de Creditos Financeiros had its name changed to Atual Servicos de Recuperacao de Creditos e Meios Digitais S.A., and its share capital increased in R$150,000 passing the share capital to the amount of R$270,000, divided into 265,419,392 (two hundred and sixty-five million, four hundred and nineteen thousand and three hundred and ninety-two) ordinary common shares without par value, entirely held by Banco Santander.
[3]	At the ESM (Extraordinary shareholder meeting) held on September 29, 2017, Santander Corretora de Seguros' shareholders' equity increase was approved in the amount of R$12,900, based on the net assets of Santander Brasil Advisory calculated based on its book value at base date of August 31, 2017, of which the amount of R$8,463 was allocated to the share capital account of Santander Corretora de Seguros, increasing the current capital from R$1,717,652 to R$1,726,115, by issuing a total of 37,554 (thirty-seven thousand, five hundred and fifty-four) nominative common shares with no par value that were subscribed and paid-in on that date by Banco Santander, the issue price was set at R$343.50 per share, calculated based on their respective carrying amounts, on the base date of August 31, 2017. On September 29, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Brasil Advisory by Santander Corretora de On September 29, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Brasil Advisory by Santander Corretora de Seguros were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on August 31, 2017, all of the assets, rights and obligations of Santander Brasil Advisory. With the extinction of Santander Brasil Advisory the Santander Corretora de Seguros became its successor in all its rights and obligations.
[4]	In the ESM (Extraordinary Shareholders' Meeting) held on May 8, 2017, was approved the name change of Santander Participacoes S.A. to Santander Corretora de Seguros, Investimentos e Servicos S.A. In the same ESM, was approved the amendment to the company's corporate purpose. At the ESM held on August 31, 2017, a capital increase of R$17,652 was approved, in view of the version of the net assets of Santander Microcredito, based on its book value at the date - based on June 30, 2017, entirely destined to the share capital account of Santander Corretora de Seguros, transferring the capital stock from the current R$1,700,000 to R$1,717,652, through the issuance of a total of 51,776 (fifty-one thousand, seven hundred and seventy-six) registered common shares with no par value that were subscribed and paid by Banco Santander on that date, the issue price was set at R$340.93 per share, calculated based on its book value, on the base date of August 31, 2017. On August 31, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Microcredito by Santander Corretora de Seguros were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on June 30, 2017, all of the assets, rights and obligations of Santander Microcredito. With the extinction of Santander Microcredito the Santander Corretora de Seguros became its successor in all its rights and obligations.
[5]	On November 17, 2017, was formalized the acquisition by Banco Santander of the participation by Santusa Holding, S.L. (equivalent to 39.35%) in the share capital of Santander Servicos. Thus, Banco Santander becomes the holder of 99.99% of the shares of Santander Servicos. The amount of R$298,978 relating to goodwill was recorded. On November 30, 2017, Santander Servicos was merged into Santander Corretora de Seguros and on December 22, 2017, Santander Corretora de Seguros, Cia. de Ferro Ligas da Bahia - Ferbasa SA and Brazil Wind S.A. executed agreement for the sale of 100% of the shares issued by BW Guirapa I S.A. held by Santander Corretora de Seguros and Brazil Wind to Ferbasa. The basic price of the total sale was R$414,000, and an additional amount of up to R$35,000 may be paid if future targets stipulated in the Contract are met. This investment was written off and, consequently, the assets and liabilities of BW Guirapa I and its subsidiaries are no longer consolidated in the Conglomerate Balance Sheet as of January 1, 2018. On April 2, 2018, the transaction was concluded (Note 10).
[6]	Through the Private Stock Purchase and Sale Agreement held on October 26, 2017, Santander Servicos sold its interest held in Webcasas S.A. to Banco Santander. The full sale occurred at book value. In ESM held on November 1, 2017, was approved the change of name of Webcasas S.A. to Santander Holding Imobiliaria S.A. and the amendment of its corporate purpose to encompass the new activities to be developed.
[7]	In the ESM held on March 19, 2018, was approved the capital increase of Santander Brasil Tecnologia S.A. in the amount of R$4,000, through incorporation of the reserve for dividends' equalization, without changing the number of shares, passing the capital stock from the amount of R$91,048 to R$95,048, represented by 45,371,225 (forty-five million, three hundred and seventy-one thousand and two hundred and twenty-five) nominative common shares without par value.
[8]	Investment transferred from non-current assets held for sale accounting item (Note 10) on June 2018.
[9]	BEN Beneficios e Servicos S.A. was incorporated on June 11, 2018.
[10]	On August 14, 2018, Esfera Fidelidade S.A. was incorporated, with its equity interest fully held by Banco Santander. The company started its operations on November 2018.
[11]	Investment purchased in October 16, 2017.
[12]	On July 12, 2018, the company Ipanema Empreendimentos e Participacoes S.A. had its name changed to Return Capital Servicos de Recuperacao de Creditos S.A..
[13]	On July 12, 2018, the company Gestora de Investimentos Ipanema S.A. had its name changed to Return Gestao de Recursos S.A..
[14]	In the ESM held on July 21, 2017, was approved the capital increase of Super Pagamentos in the amount of R$20,000, passing the capital stock from R$49,451 to R$69,451, through issuance of 50,724,086 (fifty million, seven hundred and twenty-four thousand and eighty-six) new nominative common shares without par value, by the issuance price of approximately R$394,29 per one thousand shares, based on the accounting net-worth value of Super Pagamento as of June 30, 2017. The issued shares were fully subscribed and paid-in by Aymore CFI.
[15]	On May, 2017, it was approved by Bacen the authorization process for the Company operates as a payment institution.
[16]	All the shareholders canceled the ESM held on December 19, 2017, which approved the capital increase of Ole Consignado in the amount of R$120,000. In the ESM held on February 9, 2018, the shareholders fully representing the capital stock of Ole Consignado approved the capital increase in the amount of R$ 120,000, passing the share capital from R$ 400,000 to R$ 520,000, through issuance of 57,089,392 (fifty seven million, eighty-nine thousand, three hundred and ninety two) nominative common shares, without par value, fully subscribed and paid-in by the shareholders, on the ESM date, proportionally to their respective equity interest. The capital increase was approved by Bacen on March 15, 2018.
[17]	In the ESM held on December 17, 2018, was approved the change of corporate name of SI Distribuidora de Titulos e Valores Mobiliarios S.A. to PI Distribuidora de Titulos e Valores Mobiliarios S.A. On January 22, 2019, Bacen approved the company's change of corporate name.
[18]	In the ESM held on May 3, 2018, the shareholders of Santander Finance Arrendamento Mercantil S.A. approved its conversion into a distributor of bonds and securities, and change of its corporate name to SI Distribuidora de Titulos e Valores Mobiliarios S.A. The conversion process of approved by Bacen on November 21, 2018.
[19]	Company over which the Bank is exposed, or has rights, to variable returns and have the ability to affect those returns through the power of decision, in accordance with IFRS 10 - Consolidated Financial Statements. Banco Santander and its subsidiaries holds 100% of the shares of these investment funds.
[20]	Banco Santander, through its subsidiaries, holds the risks and benefits of Santander Paraty and the Santander FI Hedge Strategies Subfund, resident in Ireland, and both are fully consolidated in its Consolidated Financial Statements. In the Irish market, an investment fund can not act directly and, for that reason, it was necessary to create another structure (a sub-fund), Santander FI Hedge Strategies. Santander Paraty does not have a financial position, and all position is derived from the financial position of Santander FI Hedge Strategies.
[21]	The Banco Santander figured as lender of certain delayed debts (loans) which had real state as guarantees. The process of credit recovery consists in converte into capital contributions by the Real Estate Fund in conjunction concomitant transfer of the same shares to Banco Santander through the process of payment in kind of the above credit operations payments.
[22]	This investment fund was formed and started to be consolidated in September of 2017. It refers to a structure where the Bank has sold certain loans agreements which were already written-off (agreements matured over 360 days) and transferred to this fund. Atual Servicos de Recuperacao de Creditos e Meios Digitais S.A. (Atual), company controlled by the Banco Santander, holds 100% of the fund's quotas.
[23]	This fund was consolidated in October 2017 and the majority of its quotas indirectly held by Atual.
[24]	This fund started being consolidated on November 2018.